Establishment and operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2022	Mar. 30, 2022
Establishment and operations
Number of shares authorized	555,000,000	25	555,000,000
Number of shares				13,949,001
Par value per share	$ 0.0001	$ 0.0025
Number of warrants outstanding	17,433,333
Exercise price of warrant	$ 11.50
Number of common shares A and Earnout Shares issued to each shareholder of Swvl Inc	1,510
Number of Parent Company's common Shares A and Earnout RSUs that each converted option entitles	1,510
Price per share	$ 10
Public Warrants
Establishment and operations
Number of warrants outstanding	11,500,000
Private Warrants
Establishment and operations
Number of warrants outstanding	5,933,333
Common Shares A
Establishment and operations
Number of shares purchased by PIPE investors	12,188,711
Aggregate purchase price of shares	$ 111.5
Prefunded PIPE Subscription Amount	$ 71.8
Class A Ordinary Shares
Establishment and operations
Number of shares authorized	500,000,000	1
Number of shares issued	118,496,102
Number of shares	118,496,102
Par value per share	$ 0.0001	$ 0.0025
Exercise price of warrant		11.50
Number of shares that each warrant entitles	1
Price per share		$ 11.50
Class A Ordinary Shares | Public Warrants
Establishment and operations
Number of shares that each warrant entitles		11,500,000
Class A Ordinary Shares | Private Warrants
Establishment and operations
Number of shares that each warrant entitles		5,933,333
Preferred shares
Establishment and operations
Number of shares authorized	55,000,000		55,000,000
Par value per share			$ 0.0001